Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (337)	$ (20)
Prepaid expenses and other current assets	(56)	(18)
Other financial assets	18	6
Payables, accruals and provisions	216	(135)
Deferred revenue	55	26
Other financial liabilities	(22)	(23)
Income taxes	(16)	76
Other	8	(63)
Total	$ (134)	$ (151)